MINERAL PROPERTY INTERESTS (Details) - Extra High Property [Member] - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Beginning balance	$ 98,992	$ 54,001
Exploration costs	5,510	44,991
Ending balance	$ 104,502	$ 98,992